As filed with the Securities and Exchange Commission
on February 22, 2016

Registration No. 33-56339
811-07237

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
----------------
FORM N-1A
----------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
----
----
Pre-Effective Amendment No.	/ /
----
----
Post-Effective Amendment No. 164	/ X /
and	----
----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
----
	/ X /
Amendment No. 162
(Check appropriate box or boxes)	----

PUTNAM INVESTMENT FUNDS
(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)

Registrant's Telephone Number, including Area Code
(617) 292-1000

--------------

It is proposed that this filing will become effective
(check appropriate box)
/ /	immediately upon filing pursuant to paragraph (b)
/ X /	on March 24, 2016 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)

/ /	on (date) pursuant to paragraph (a) (1)

/ /	75 days after filing pursuant to paragraph (a) (2)

/ /	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

/ X /	this post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 164 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate March 24, 2016 as the new effective date for Post-Effective Amendment No. 158 filed pursuant to Rule 485(a) under the Securities Act on December 10, 2015. Post-Effective Amendment No. 158 was initially scheduled to become effective on February 23, 2016. This Post-Effective Amendment No. 164 is not intended to amend or supersede any information contained in Post-Effective Amendment No.158.


--------------
ROBERT T. BURNS, Vice President
PUTNAM INVESTMENT FUNDS
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
---------------
Copy to:

BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036
---------------------


This Post-Effective Amendment relates solely to the Registrant's Putnam Government Money Market Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.


Putnam Investment Funds

Putnam Government Money Market Fund

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 158 to the Registration Statement on Form N-1A of Putnam Investment Funds (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 156 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on December 10, 2015 (“Amendment No. 158”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 158.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 158.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 22nd day of February, 2016.

Putnam Investment Funds

By: /s/	Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance
Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Jameson A. Baxter*	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President, Principal Accounting Officer and
Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

C-1

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz,
as Attorney-in-Fact
February 22, 2016

* Signed pursuant to power of attorney filed in Post-Effective
Amendment No. 122 to the Registrant’s Registration Statement on
November 26, 2012.

C-2